Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income /(loss) attributable to Bitauto Holdings Limited	¥ (541,345)	¥ (506,992)	¥ 485,639
Numerator for basic net income/(loss) per share	(541,345)	(506,992)	485,639
Numerator for diluted net income/(loss) per share	¥ (541,345)	¥ (506,992)	¥ 485,639
Denominator:
Weighted average number of shares - basic	65,160,205	58,142,432	41,762,778
Dilutive effect of share based compensation	0	0	2,813,404
Weighted average number of shares - diluted	65,160,205	58,142,432	44,576,182
Net income/(loss) per ordinary share - basic	¥ (8.31)	¥ (8.72)	¥ 11.63
Net income/(loss) per ordinary share - diluted	¥ (8.31)	¥ (8.72)	¥ 10.89